Financial Risk Management - Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	$ 129	$ (15)	$ (242)
Profit/(Loss)	(77,940)	(89,799)	$ (35,290)
+20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(1,353)	(107)
-20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	1,353	107
Bank Accounts | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	402	383
Bank Accounts | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	80	77
Bank Accounts | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(80)	(77)
Bank Accounts | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	87	49
Bank Accounts | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	18	10
Bank Accounts | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(18)	(10)
Bank Accounts | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	112	83
Bank Accounts | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	16	12
Bank Accounts | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(16)	(12)
Bank Accounts | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	46	4
Bank Accounts | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	10	1
Bank Accounts | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(10)	(1)
Trade and Other Receivables | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	2	2
Trade and Other Receivables | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0	0
Trade and Other Receivables | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0	0
Trade and Other Receivables | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	141	30
Trade and Other Receivables | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	20	4
Trade and Other Receivables | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(20)	(4)
Trade and Other Receivables | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	43	8
Trade and Other Receivables | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	10	2
Trade and Other Receivables | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(10)	(2)
Trade Payables and Accruals | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(4,872)	(490)
Trade Payables and Accruals | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(974)	(98)
Trade Payables and Accruals | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	974	98
Trade Payables and Accruals | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(37)	(55)
Trade Payables and Accruals | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(8)	(11)
Trade Payables and Accruals | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	8	11
Trade Payables and Accruals | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(124)	(193)
Trade Payables and Accruals | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(18)	(28)
Trade Payables and Accruals | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	18	28
Trade Payables and Accruals | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(124)	(86)
Trade Payables and Accruals | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(28)	(19)
Trade Payables and Accruals | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	28	19
Trade Payables and Accruals | AUD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(731)	(280)
Trade Payables and Accruals | AUD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(100)	(39)
Trade Payables and Accruals | AUD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	100	39
Trade Payables and Accruals | GBP | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(60)	(30)
Trade Payables and Accruals | GBP | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(15)	(8)
Trade Payables and Accruals | GBP | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	15	8
Provisions | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	0
Provisions | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(350)
Provisions | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	350
Provisions | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(98)	(70)
Provisions | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(14)	(10)
Provisions | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	$ 14	$ 10